UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2017 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 97.8%
Australia 4.9%
DUET Group (Units)	8,403,907	17,913,426
Sydney Airport (Units)	15,898,638	82,232,177
Transurban Group (Units)	8,251,662	73,570,801
(Cost $143,572,531)		173,716,404
Canada 17.8%
Canadian National Railway Co.	736,376	54,354,001
Canadian Pacific Railway Ltd.	295,424	43,396,683
Enbridge, Inc.	3,374,364	141,358,663
Inter Pipeline Ltd.	3,151,789	66,432,038
Pembina Pipeline Corp.	3,666,185	116,173,280
TransCanada Corp.	4,607,970	212,648,884
(Cost $595,182,025)		634,363,549
China 0.9%
ENN Energy Holdings Ltd. (Cost $28,828,055)	5,739,540	32,310,992
France 4.7%
Groupe Eurotunnel SE (Registered)	5,480,770	55,147,813
VINCI SA	1,407,050	111,527,322
(Cost $172,301,461)		166,675,135
Germany 0.5%
Fraport AG (Cost $16,001,152)	261,900	18,532,262
Hong Kong 3.2%
Beijing Enterprises Holdings Ltd.	3,815,700	19,737,649
China Resources Gas Group Ltd.	8,850,600	31,318,471
Hong Kong & China Gas Co., Ltd.	31,299,100	62,586,118
(Cost $110,044,326)		113,642,238
Italy 2.6%
Atlantia SpA	1,677,624	43,310,473
Snam SpA	11,024,800	47,680,125
(Cost $84,842,077)		90,990,598
Japan 2.4%
Japan Airport Terminal Co., Ltd. (a)	462,000	16,039,073
Tokyo Gas Co., Ltd.	15,420,800	70,171,358
(Cost $88,412,244)		86,210,431
Mexico 1.3%
Infraestructura Energetica Nova SAB de CV (Cost $38,661,440)	9,857,207	47,095,150
Spain 4.3%
Enagas SA	1,057,321	27,465,578
Ferrovial SA	6,271,701	125,516,583
(Cost $145,322,932)		152,982,161
Switzerland 1.2%
Flughafen Zuerich AG (Registered) (Cost $19,293,154)	208,234	44,384,724
United Kingdom 10.7%
National Grid PLC	17,464,367	221,765,086
Pennon Group PLC	1,300,572	14,372,078
Severn Trent PLC	2,116,289	63,158,717
United Utilities Group PLC	6,454,255	80,339,766
(Cost $376,678,825)		379,635,647
United States 43.3%
American Tower Corp. (REIT)	1,927,721	234,295,210
Cheniere Energy, Inc.*	2,335,309	110,390,056
Consolidated Edison, Inc.	1,040,300	80,789,698
Crown Castle International Corp. (REIT)	1,943,319	183,546,480
Edison International	1,005,500	80,047,855
Enbridge Energy Management LLC	1,841,900	33,927,803
Eversource Energy	1,809,354	106,353,828
Kinder Morgan, Inc.	9,498,124	206,489,216
NiSource, Inc.	1,175,499	27,965,121
Pattern Energy Group, Inc.	457,286	9,205,167
PG&E Corp.	1,998,799	132,640,302
SBA Communications Corp. (REIT)*	296,516	35,691,631
Sempra Energy	1,593,767	176,111,254
Southwest Gas Holdings, Inc.	104,100	8,630,931
Union Pacific Corp.	666,010	70,543,779
Williams Companies, Inc.	1,545,500	45,731,345
(Cost $1,216,460,946)		1,542,359,676
Total Common Stocks (Cost $3,035,601,168)		3,482,898,967
Master Limited Partnership 1.7%
United States
Fairway Energy LP (Units), 144A* (Cost $61,900,000)	6,190,000	59,722,098
Securities Lending Collateral 0.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (b) (c) (Cost $15,083,876)	15,083,876	15,083,876
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.74% (b) (Cost $9,402,481)	9,402,481	9,402,481
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,121,987,525) †	100.2	3,567,107,422
Other Assets and Liabilities, Net	(0.2)	(6,553,011)
Net Assets	100.0	3,560,554,411

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $3,176,151,011. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $390,956,411. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $489,891,219 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $98,934,808.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $14,352,401, which is 0.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At March 31, 2017 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Master Limited Partnership
Utilities	1,262,775,318	35.6%
Energy	1,068,019,086	30.2%
Industrials	758,293,340	21.4%
Real Estate	453,533,321	12.8%
Total	3,542,621,065	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$173,716,404	$—	$—	$173,716,404
Canada	634,363,549	—	—	634,363,549
China	32,310,992	—	—	32,310,992
France	166,675,135	—	—	166,675,135
Germany	18,532,262	—	—	18,532,262
Hong Kong	113,642,238	—	—	113,642,238
Italy	90,990,598	—	—	90,990,598
Japan	86,210,431	—	—	86,210,431
Mexico	47,095,150	—	—	47,095,150
Spain	152,982,161	—	—	152,982,161
Switzerland	44,384,724	—	—	44,384,724
United Kingdom	379,635,647	—	—	379,635,647
United States	1,542,359,676	—	—	1,542,359,676
Master Limited Partnership	—	—	59,722,098	59,722,098
Short-Term Investments (d)	24,486,357	—	—	24,486,357
Total	$3,507,385,324	$—	$59,722,098	$3,567,107,422

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount of the transfers between Level 2 and Level 1 was $1,070,716,642.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Master Limited Partnerships
Balance as of December 31, 2016	$58,338,101
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	1,383,997
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2017	$59,722,098
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$1,383,997

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/17	Valuation Technique(s)	Unobservable Input
Master Limited Partnership: Crude Oil & Refined Products	$58,722,098	Market Approach	Last Traded Price Adjusted for Proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the last traded price on the Exchange adjusted for proxy (the movement in a comparable securities index). A significant change between last traded price, adjusted for proxy, and the price of the security based on current trading on the securities exchange could result in a material change in the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017